Income taxes - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Additional details on Income taxes [line items]
Effective tax rate			21.10%	21.80%
Deferred tax assets			$ 1,475	$ 1,732
Unused tax losses			443	387
Tax credits			426	582
Deductible temporary differences			39	40
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized			$ 14,600	$ 13,500
Corporate income tax rate			26.50%	26.50%
2013 taxation years [member]
Additional details on Income taxes [line items]
Amount of tax reassessment on dividend received deduction			$ 211
2012 taxation year [member]
Additional details on Income taxes [line items]
Amount of tax reassessment on dividend received deduction			250
2009, 2010 and 2011 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount			$ 434
United States [member]
Additional details on Income taxes [line items]
Corporate income tax rate	21.00%	21.00%	21.00%	35.00%
Writedown from U.S. Tax reform	$ 178	$ 142
Tax loss and tax credit carryforwards [member] | Caribbean, Canadian and Japanese Operations [Member]
Additional details on Income taxes [line items]
Deferred tax assets			$ 203	$ 19
Under 1 year [member]
Additional details on Income taxes [line items]
Unused tax losses			4	2
Tax credits			0	7
Deductible temporary differences			1	0
Expire in two to four years [member]
Additional details on Income taxes [line items]
Unused tax losses			2	4
Tax credits			45	92
Deductible temporary differences			1	1
Expire after four years [member]
Additional details on Income taxes [line items]
Unused tax losses			437	381
Tax credits			381	483
Deductible temporary differences			$ 37	$ 39